ACQUISITION OF SILVER STATE (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 01, 2019	Jan. 31, 2018
Disclosure of detailed information about business combination [line items]
Consideration payable	$ 1,375,268
Promissory note payable	1,845,830		$ 0
Silver State
Disclosure of detailed information about business combination [line items]
Total consideration		$ 49,105,048
Cash deposits on closing date		9,009,800
Consideration payable		1,143,873
Value of shares issued in consideration		8,951,375
Promissory note payable		$ 30,000,000
Proforma increase in revenue effective from Feb 01 2018	22,800,000
Proforma increase in net income effective from Feb 01 2018	$ 10,000,000